California Investment Trust
                        44 Montgomery Street, Suite 2100
                         San Francisco, California 94104
                            Telephone (800) 225-8778
                            Internet www.caltrust.com


October 3, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:      California Investment Trust
               File Nos. 033-00499 and 811-04417
               Rule 497(e)

Ladies and Gentleman:

      Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing is a supplement dated October 3, 2007 to the Statement of Additional Information of the California Investment Trust. The enclosed supplement contains an appropriate reference on its face to Rule 497(e) in accordance with Rule 497(g).

      Please direct any inquiries regarding this filing to undersigned at the number listed above.

                                Very truly yours,

                                /s/ Stephen C. Rogers

                                Stephen C. Rogers


Enclosure

                                                                     Rule 497(e)
                                               File Nos. 033-00499 and 811-04417

                           CALIFORNIA INVESTMENT TRUST

                        Supplement dated October 3, 2007

            Statement of Additional Information dated January 4, 2007

As of August 31, 2007 Messrs. Harry Holmes (disinterested Trustee) and John B. Sias (disinterested Trustee) submitted their resignations as Trustees on the Board of Trustees (the "Board") of the California Investment Trust (the "Trust").

The Board accepted, with thanks for the years of service to the Trust, the resignations as Trustees on the Board of the Trust of Messrs. Holmes and Sias.

The remaining Trustees on the Board, comprising of three (3) disinterested Trustees and one (1) interested Trustee, elected to decrease the total number of trustees comprising the Board of the Trust from six (6) to four (4).